Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Inventories	$ 2,363	$ 2,615
Ore Stockpiles [Member]
Statement Line Items [Line Items]
Inventories	588	186
Concentrate Inventory [Member]
Statement Line Items [Line Items]
Inventories	89	588
Production Spare Parts [Member]
Statement Line Items [Line Items]
Inventories	2,154	2,402
Obsolescence Provision - Spare Parts [Member]
Statement Line Items [Line Items]
Inventories	$ (468)	$ (561)